Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total carrying value of the equity securities
Initial cost basis	$ 824,316	$ 824,481
Upward adjustments	92,736	92,736
Downward adjustments	(624,380)	(618,408)
Foreign currency translation	(980)	(2,834)
Total carrying value at the end of the period	$ 291,692	$ 295,975